Income from Discontinued Operations, Net - Cash flows provided by (used in) discontinued operations (Details) - Discontinued operations - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income from Discontinued Operations, Net
Net cash provided by operating activities		$ 6,993,434
Net cash provided by (used in) investing activities	$ 66,025,838	(2,016,523)
Net cash used in financing activities	(15,218)	(758,999)
Net cash flows	$ 66,010,620	$ 4,217,912